                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: 30 JUNE 2006

Check here if Amendment [_]; Amendment Number: _________

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MONDRIAN INVESTMENT PARTNERS LTD.
Address: 5th FLOOR, 10 GRESHAM STREET,
         LONDON, ECZV 7JD, UK

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN L BARRETT
Title: CHIEF COMPLIANCE OFFICER
Phone: +44 207 477 7000

Signature, Place, and Date of Signing:


       /s/ John L Barrett      LONDON, UNITED KINGDOM       4 AUGUST 2006
     ----------------------   -----------------------    ------------------
           [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-01190                 FRANK RUSSELL COMPANY
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: 1,668,225
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
       28-
---       -----------------   -----------------------------------------

[Repeat as necessary.]

Column 1                      Column 2  Column 3   Column 4             Column 5            Column 6    Column 7       Column 8
--------                      --------  --------   --------             --------            --------    --------       --------
                                                                                                                   VOTING AUTHORITY
                                TITLE                VALUE                     SH /  PUT /  INVESTMENT    OTHER
NAME OF ISSUER                OF CLASS  CUSIP       (X$1000)  SHRS OR PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  --------  ---------  ---------  ---------------  ----  -----  ----------  --------  ----  ------------
Alcoa Inc                     COM       013817101     10,912          337,194               SOLE        NONE            SHARED
Alltel Corp                   COM       020039103      6,836          107,100               SOLE        NONE            SHARED
American Exp                  COM       025816109      6,120          115,000               SOLE        NONE            SHARED
BankAmerUSD0.01               COM       060505104     14,565          302,801               SOLE        NONE            SHARED
Bco Santan ADR                ADR       05965X109     95,186        2,359,600               SOLE        NONE            SHARED
Banco LatinoAmericano De Exp  COM       P16994132     50,355        3,221,700               SOLE        NONE            SHARED
Cemex ADR                     ADR       151290889     85,192        1,495,381               SOLE        NONE            SHARED
Chevron Corp                  COM       166764100      8,800          141,800               SOLE        NONE            SHARED
Chunghwa ADR                  ADR       17133Q205    231,003       12,506,945               SOLE        NONE            SHARED
Cisco Systems                 COM       17275R102         35            1,800               SOLE        NONE            SHARED
Citigroup Inc                 COM       172967101      9,100          188,600               SOLE        NONE            SHARED
Conagra Foods                 COM       205887102      6,200           280424               SOLE        NONE            SHARED
CPFL EnergiaADR               ADR       126153105     31,818          866,200               SOLE        NONE            SHARED
CVRD Prf ADR                  ADR       204412100     88,722        4,354,100               SOLE        NONE            SHARED
Du Pont de Nem                COM       263534109         21              500               SOLE        NONE            SHARED
Entergy Corp                  COM       29364G103         35              500               SOLE        NONE            SHARED
Firstenergy Co                COM       337932107         27              500               SOLE        NONE            SHARED
Gen Elec (USA)                COM       369604103      9,932          301,326               SOLE        NONE            SHARED
Grupo Aero ADR                ADR       40051E202     39,515        1,176,400               SOLE        NONE            SHARED
Grupo Tel ADR                 ADR       40049J206     90,411        4,682,100               SOLE        NONE            SHARED
HCA Inc                       COM       404119109         17              400               SOLE        NONE            SHARED
Heinz H.J                     COM       423074103      8,503          206,293               SOLE        NONE            SHARED
Intl Paper Co                 COM       460146103      4,454          137,900               SOLE        NONE            SHARED
KT Corp ADR                   ADR       48268K101     60,509        2,820,938               SOLE        NONE            SHARED
MellonFinancial               COM       58551A108     11,548          335,400               SOLE        NONE            SHARED
Merck & Co                    COM       589331107     11,642          319,560               SOLE        NONE            SHARED
Microsoft Corp                COM       594918104      9,457          405,900               SOLE        NONE            SHARED
Mobile Tel ADR                ADR       607409109    108,987        3,702,000               SOLE        NONE            SHARED
Morgan Stanley                COM       617446448      7,971          126,100               SOLE        NONE            SHARED
National City                 COM       635405103         22              596               SOLE        NONE            SHARED
Newell Rubber                 COM       651229106         21              800               SOLE        NONE            SHARED
Oracle Corp                   COM       68389X105      5,300          365,800               SOLE        NONE            SHARED
Paccar Inc                    COM       693718108         25              300               SOLE        NONE            SHARED
Petroleo ADR                  ADR       71654V101    189,137        2,377,116               SOLE        NONE            SHARED
Pfizer Inc                    COM       717081103      9,325          397,300               SOLE        NONE            SHARED
Pitney Bowes                  COM       724479100         20              473               SOLE        NONE            SHARED
PLDT ADR                      ADR       718252604     50,525        1,466,800               SOLE        NONE            SHARED
POSCO ADR                     ADR       693483109    191,336        2,860,034               SOLE        NONE            SHARED
Provida ADR                   ADR       00709P108        787           32,600               SOLE        NONE            SHARED
Siderurgica ADR               ADR       20440W105     15,295          475,000               SOLE        NONE            SHARED
TaiwanSMC ADR                 ADR       874039100     34,466        3,754,445               SOLE        NONE            SHARED
Telefonica ADR                ADR       879382208        187            3,768               SOLE        NONE            SHARED
Unilever PlcADR               ADR       904767704         36             1620               SOLE        NONE            SHARED
Verizon Comm                  COM       92343V104     10,573          315,700               SOLE        NONE            SHARED
Votorantim ADR                ADR       92906P106    145,213        9,320,469               SOLE        NONE            SHARED
Wachovia Corp                 COM       929903102         40              739               SOLE        NONE            SHARED
Wells Fargo                   COM       949746101         27              400               SOLE        NONE            SHARED
Wyeth                         COM       983024100      8,016          180,500               SOLE        NONE            SHARED

                                                   1,668,225